SUPPLEMENT TO THE PROSPECTUSES

and STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Soon Pho has announced his intention to retire from River Canyon Fund Management LLC and leave his position as a Portfolio Manager of the Fund. Effective immediately, all references to Soon Pho in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

Also, effective immediately, Raj Iyer, CFA of River Canyon Fund Management LLC will join George Jikovski, CFA, as a Portfolio Manager of the Fund. A biographical description for Mr. Iyer is included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Iyer joined River Canyon or an affiliate in 2006, where he currently serves as a Partner and Senior Portfolio Manager.”

In addition, Aaron Zimmerman has announced his intention to leave Pine River Capital Management L.P. and leave his position as a Portfolio Manager of the Fund. Effective immediately, all references to Aaron Zimmerman in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Joseph Bishop will remain in his current role as a Portfolio Manager of the Fund.

            The Management of Other Accounts and Beneficial Ownership in the Fund tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Raj Iyer, CFA[1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$38.49M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	5
	Total Assets Managed	$493.24M
	Number of Accounts Subject to Performance Fee	5
	Assets of Accounts Subject to Performance Fee	$493.24M

Portfolio Manager	Fund	Beneficial Ownership
Raj Iyer, CFA[1]	Alternative Strategies Fund	$0

1 Mr. Iyer became a Portfolio Manager of the Fund in March 2017. The information presented in this table is as of February 28, 2017.

March 31, 2017                                                                                                                                     ALR037/P701SP